Note 5 - Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
	Performance Materials	Graphic Solutions	Total

Balance, December 31, 2013	$773,713	$229,173	$1,002,886
Acquisition adjustments	3,453	-	3,453
Foreign currency translation and other	(4,129)	(462)	(4,591)
Balance, March 31, 2014	$773,037	$228,711	$1,001,748

	Performance Materials	Graphic Solutions	Total
Predecessor:
Balance, December 31, 2011	$446,101	$28,480	$474,581
Addition from acquisitions	1,940	-	1,940
Foreign currency translation and other	(289)	-	(289)
Balance, December 31, 2012	447,752	28,480	476,232
Foreign currency translation and other	(4,436)	-	(4,436)
Balance, October 31, 2013	$443,316	$28,480	$471,796

Successor:
Balance, April 23, 2013 (Inception)	-	-	-
Addition from acquisitions	766,994	226,825	993,819
Foreign currency translation and other	6,719	2,348	9,067
Balance, December 31, 2013	$773,713	$229,173	$1,002,886

Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
	December 31, 2013	December 31, 2012
	Successor	Predecessor
Tradenames	$73,400	$58,417

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	March 31, 2014			December 31, 2013
	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Book Value	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Book Value

Customer lists	$458,400	$(14,992)	$443,408	$458,400	$(2,290)	$456,110
Developed technology	155,000	(6,231)	148,769	155,000	(1,506)	153,494
Total	$613,400	$(21,223)	$592,177	$613,400	$(3,796)	$609,604

	December 31, 2013			December 31, 2012
	Successor			Predecessor

	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Book Value	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Book Value

Customer lists	$458,400	$(2,290)	$456,110	$276,480	$(119,120)	$157,360
Developed technology	155,000	(1,506)	153,494	83,760	(47,883)	35,877
Other	-	-	-	376	(258)	118
Total	$613,400	$(3,796)	$609,604	$360,616	$(167,261)	$193,355